Property and equipment (Schedule of detailed information about property plant and equipment) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 32,767	$ 48,092
Property, plant and equipment at end of period	15,272	32,767
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	57,918	55,874
Additions	0	2,044
Foreign exchange	0	0
Property, plant and equipment at end of period	57,918	57,918
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(25,151)	(7,782)
Additions	16,492	16,492
Foreign exchange	1,003	877
Property, plant and equipment at end of period	(42,646)	(25,151)
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,510	7,466
Additions	0	2,044
Foreign exchange	0	0
Property, plant and equipment at end of period	9,510	9,510
Computers [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,981)	(3,748)
Additions	1,289	1,148
Foreign exchange	70	85
Property, plant and equipment at end of period	(6,340)	(4,981)
Right-of-use assets [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	48,408	48,408
Additions	0	0
Foreign exchange	0	0
Property, plant and equipment at end of period	48,408	48,408
Right-of-use assets [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(20,170)	(4,034)
Additions	15,203	15,344
Foreign exchange	933	792
Property, plant and equipment at end of period	$ (36,306)	$ (20,170)